Goodwill	12 Months Ended
Mar. 31, 2026
Goodwill [Abstract]
GOODWILL

13. GOODWILL

The changes in the carrying amount of goodwill are as follows.

	Asset management and professional consultancy services segment	Construction and engineering services segment	Asset management and professional consultancy services segment	Design, supply and installation of storage racking system segment
	Acquisition of Reitar Capital Partners Limited (i)	Acquisition of Alvin Design (ii)	Acquisition of WLN (iii)	Acquisition of Jingxing (iv)	Total
	HK$	HK$	HK$	HK$	HK$
BALANCE, March 31, 2024
Goodwill	34,066,838	1,500,000	—	—	35,566,838
Accumulated impairment losses	—	(1,500,000)	—	—	(1,500,000)
	34,066,838	—	—	—	34,066,838

Goodwill acquired during year	—	—	1,057,302	—	1,057,302
Impairment losses	—	—	—	—	—

BALANCE, March 31, 2025
Goodwill	34,066,838	1,500,000	1,057,302	—	36,624,140
Accumulated impairment losses	—	(1,500,000)	—	—	(1,500,000)
	34,066,838	—	1,057,302	—	35,124,140

Goodwill acquired during year	—	—	—	193,445,481	193,445,481
Impairment losses	—	—	—	—	—

BALANCE, March 31, 2026
Goodwill	34,066,838	1,500,000	1,057,302	193,445,481	230,069,621
Accumulated impairment losses	(34,066,838)	(1,500,000)	(1,057,302)	—	(36,624,140)
	—	—	—	193,445,481	193,445,481

BALANCE, March 31, 2026 (US$)	—	—	—	24,674,168	24,674,168

The Company has four reporting units with goodwill - Acquisition of Reitar Capital Partners Limited, Acquisition of Alvin Design, Acquisition of WLN and Acquisition of Jingxing Holdings and two reportable segments - Construction and engineering services and Asset management and professional consultancy services.

(i) Goodwill arising from acquisition of Reitar Capital Partners Limited

The Company’s goodwill is tested for impairment at least on an annual basis, on the last day of the fourth quarter of the fiscal year and whenever events or changes in circumstances indicate the carrying value of a reporting unit may not be recoverable. When necessary, the Company records charges for impairments of goodwill for the amount by which the carrying amount of the respective reporting unit exceeds its fair value. However, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

Goodwill is assigned to the reporting unit of the asset management and professional consultancy services. The carrying value of the reporting unit is determined by assigning the assets and liabilities, including the existing goodwill, to the reporting unit.

As of March 31, 2025, the Company performed a qualitative and quantitative annual assessment for goodwill impairment. Based on its qualitative analysis, which considered the reporting unit results, projections and additional business and industry specific considerations, the Company performed a further revision of the estimates of the fair value of both reporting units. As part of this analysis, the Company also considered the potential impacts of the sensitivity of estimates and assumptions. The material assumptions used for the goodwill annual impairment test for the segment were five years of projected net cash flows, a weighted average cost of capital rate of 8.57% and a long-term growth rate of 1.87%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill. As required by ASC 820, “Fair Value Measurements and Disclosures,” the Company applies assumptions that marketplace participants would consider in determining the fair value of its reporting unit.

As a result of the impairment assessment, the Company concluded that the fair value of the reporting unit exceeds its carrying value, and therefore the Company did not record any goodwill impairment charges for the year ended March 31, 2025.

As of March 31, 2026, the Company performed a qualitative and quantitative annual assessment for goodwill impairment. Based on its qualitative analysis, which considered the reporting unit results, projections and additional business and industry specific considerations, the Company performed a further revision of the estimates of the fair value of both reporting units. As part of this analysis, the Company also considered the potential impacts of the sensitivity of estimates and assumptions. The material assumptions used for the goodwill annual impairment test for the segment were five years of projected net cash flows, a weighted average cost of capital rate of 7.95% and a long-term growth rate of 1.87%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill. As required by ASC 820, “Fair Value Measurements and Disclosures,” the Company applies assumptions that marketplace participants would consider in determining the fair value of its reporting unit.

As a result of the impairment assessment, the Company concluded that the fair value of the reporting unit below its carrying value, and therefore the Company recognizes goodwill impairment of HK$34,066,838 (US$4,345,260) during the year ended March 31, 2026.

(ii) Goodwill arising from acquisition of Alvin Design

As of March 31, 2024, the Company performed a qualitative and quantitative annual assessment for goodwill impairment. Based on its qualitative analysis, which considered the reporting unit results, projections and additional business and industry specific considerations, the Company believes that the operation of Alvin Design is in an early stage and it is uncertain whether it will generate economic benefit in the foreseeable future. As such, the Company recognizes goodwill impairment of HK$1,500,000 during the year ended March 31, 2024.

As of March 31, 2025 and 2026, no goodwill impairment test deemed necessary as the goodwill has been fully impaired and subsequent reversal of a previously recognized impairment loss of goodwill is prohibited in accordance with ASC 350.

(iii) Goodwill arising from acquisition of WLN

On November 15, 2024, the Company acquired WLN, a limited liability company incorporated in Hong Kong at a consideration of HK$1,062,402 (US$136,557). WLN is a dormant company at the date of acquisition and it secures a logistic contract with Hong Kong Government on provision of lorries services. A goodwill of HK$1,057,302 (US$135,902) was recorded at the date of acquisition

As of March 31, 2025, the Company performed a qualitative and quantitative annual assessment for goodwill impairment. Based on its qualitative analysis, which considered the reporting unit results, projections and additional business and industry specific considerations, the Company believes that the operation of WLN will generate economic benefit in the foreseeable future based on the logistic contract with Hong Kong Government.

As of March 31, 2026, the Company performed a qualitative and quantitative annual assessment for goodwill impairment. As a result of the impairment assessment, the Company concluded that the fair value of the reporting unit below its carrying value, and therefore the Company recognizes goodwill impairment of HK$1,057,302 (US$134,860) during the year ended March 31, 2026.

(iv) Goodwill arising from acquisition of Jingxing Holdings

On May 30, 2025, the Company acquired 100% equity interest of Jingxing Holding Limited, a limited liability company incorporated in the British Virgin Islands at a consideration of HK$217,000,000 (US$27,678,571), whose primary business is engaging in the design, supply and installation of storage racking system in Hong Kong. This Business Combination gave rise to the Company recognizing HK$193,445,481 (US$24,674,168) in goodwill as the difference between the purchase price and the net liabilities as of the acquisition date of Jingxing Holding Limited.

As of March 31, 2026, the Company performed a qualitative and quantitative annual assessment for goodwill impairment. Based on its qualitative analysis, which considered the reporting unit results, projections and additional business and industry specific considerations, the Company believes that the operation of Jingxing Holdings will generate economic benefit in the foreseeable future based on the historical data and current market conditions. As such, the Company consider no impairment loss is required on March 31, 2026.